Net borrowings (Tables)	6 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of net borrowings

	31 December 2022	30 June 2022	31 December 2021
	£ million	£ million	£ million
Borrowings due within one year and bank overdrafts	(2,305)	(1,522)	(1,184)
Borrowings due after one year	(15,304)	(14,498)	(12,693)
Fair value of foreign currency forwards and swaps	534	356	122
Fair value of interest rate hedging instruments	(422)	(283)	4
Lease liabilities	(438)	(475)	(360)
	(17,935)	(16,422)	(14,111)
Cash and cash equivalents	2,766	2,285	1,780
	(15,169)	(14,137)	(12,331)